Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-A SERIES
Monthly Servicer's Statement
for the month ended December 31, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	50.90%
From	01-Dec-12	17-Dec-12	15-Jan-13	Floating Allocation Percentage at Month-End	87.99%
To	31-Dec-12	15-Jan-13
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,486,041.27
Series Nominal Liquidation Amount	1,261,386,041.27

Required Participation Amount	$1,261,386,041.27		Accumulation Account
Excess Receivables	$501,954,965.64		Beginning	-

Total Collateral	$1,763,341,006.91		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	176.33%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	0.209000%
Beginning Gross Principal Pool Balance	$3,720,036,324.21		Applicable Margin	0.470000%
Total Principal Collections	$(1,398,035,861.67)			0.679000%
Investment in New Receivables	$1,589,111,569.23
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(17,240,776.59)		Interest	546,972.22	0.55
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.55
Less Net CMA Offset	$(427,379,989.53)
Less Servicing Adjustment	$(2,167,087.05)		Total Due Investors	546,972.22	0.679000%
Ending Balance	$3,464,324,178.60		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,853,772.28
SAP for Next Period	50.90%

Average Receivable Balance	$3,356,913,858.10
Monthly Payment Rate	41.65%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$7,700,898.55
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,700,898.55